Financial risk management - Offsetting financial assets and liabilities (Details) - Credit Risk - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019
Assets
Gross carrying amounts	£ 1,342	£ 1,153
Gross amounts offset	0	0
Net amount presented in statement of financial position	1,342	1,153
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(356)	(270)
Cash collateral received/ pledged	(697)	(551)
Net amount	289	332
Liabilities
Gross carrying amounts	(1,334)	(1,183)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(1,334)	(1,183)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	356	270
Cash collateral received/ pledged	654	615
Net amount	(324)	(298)
Assets (Liabilities)
Gross carrying amounts	8	(30)
Gross amounts offset	0	0
Net amount presented in statement of financial position	8	(30)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	0	0
Cash collateral received/ pledged	(43)	64
Net amount	(35)	34
Financing derivatives
Liabilities
Gross carrying amounts	(1,134)	(1,084)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(1,134)	(1,084)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	351	299
Cash collateral received/ pledged	646	615
Net amount	(137)	(170)
Commodity contract derivatives
Liabilities
Gross carrying amounts	(200)	(99)
Gross amounts offset	0	0
Net amount presented in statement of financial position	(200)	(99)
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	5	(29)
Cash collateral received/ pledged	8	0
Net amount	(187)	(128)
Bank account and bank overdraft
Assets
Gross amounts offset	(23)	(19)
Financing derivatives
Assets
Gross carrying amounts	1,267	1,052
Gross amounts offset	0	0
Net amount presented in statement of financial position	1,267	1,052
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(351)	(299)
Cash collateral received/ pledged	(694)	(551)
Net amount	222	202
Commodity contract derivatives
Assets
Gross carrying amounts	75	101
Gross amounts offset	0	0
Net amount presented in statement of financial position	75	101
Related amounts available to be offset but not offset in statement of financial position
Financial instruments	(5)	29
Cash collateral received/ pledged	(3)	0
Net amount	£ 67	£ 130